CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Accounts Payable, Accrued and Other Liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)
Accounts Payable, Accrued and Other Liabilities
Trade accounts payable and accrued liabilities	₽ 111,621	$ 1,244.5	₽ 72,635
Salary and other compensation expenses payable/accrued to employees	22,992	256.4	11,424
Liabilities under the reverse factoring programs	19,850	221.3	20,702
Bank deposits and liabilities	19,573	218.2	578
Operating lease liabilities, current (Note 8)	₽ 9,797	$ 109.2	₽ 10,963
Operating lease liabilities - current , Balance sheet location	Accounts payable, accrued and other liabilities	Accounts payable, accrued and other liabilities	Accounts payable, accrued and other liabilities
Content liabilities	₽ 5,485	$ 61.2	₽ 3,353
Finance lease liability, current (Note 8)	₽ 4,097	$ 45.7	₽ 2,788
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable, accrued and other liabilities	Accounts payable, accrued and other liabilities	Accounts payable, accrued and other liabilities
Accounts payable for acquisition of businesses	₽ 33	$ 0.3	₽ 373
Accounts payable, accrued and other liabilities	₽ 193,448	$ 2,156.8	₽ 122,816